UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue
           Suite 2601
           New York, NY 10022


Form 13F File Number: 28-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Fund LP (the "Fund"), Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Fund, the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $    1,146,822
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2     028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3     028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4     028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMARIN CORP PLC              SPONS ADR NEW    023111206      671   259,901 SH  CALL DEFINED    1,2,3,4    259,901      0    0
AMERICAN WTR WKS CO INC NEW  COM              030420103   17,572   755,141 SH       DEFINED    1,2,3,4    755,141      0    0
AMERISOURCEBERGEN CORP       COM              03073E105   30,050   980,104 SH       DEFINED    1,2,3,4    980,104      0    0
APRICUS BIOSCIENCES INC      COM              03832V109      336   194,227 SH  CALL DEFINED    1,2,3,4    194,227      0    0
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401    2,882   903,410 SH       DEFINED    1,2,3,4    903,410      0    0
BANK OF AMERICA CORPORATION  COM              060505104    6,551   500,000 SH       DEFINED    1,2,3,4    500,000      0    0
BECTON DICKINSON & CO        COM              075887109   50,018   675,000 SH       DEFINED    1,2,3,4    675,000      0    0
BROADRIDGE FINL SOLUTIONS IN COM              11133T103   52,601 2,300,000 SH       DEFINED    1,2,3,4  2,300,000      0    0
CACI INTL INC                CL A             127190304   58,392 1,290,142 SH       DEFINED    1,2,3,4  1,290,142      0    0
CACI INTL INC                CL A             127190304   31,682   700,000 SH  CALL DEFINED    1,2,3,4    700,000      0    0
CALIX INC                    COM              13100M509    9,502   661,685 SH       DEFINED    1,2,3,4    661,685      0    0
CARTER INC                   COM              146229109   32,913 1,250,000 SH       DEFINED    1,2,3,4  1,250,000      0    0
CELERA CORP                  COM              15100E106    4,893   726,000 SH       DEFINED    1,2,3,4    726,000      0    0
CHRISTOPHER & BANKS CORP     COM              171046105    2,250   284,400 SH       DEFINED    1,2,3,4    284,400      0    0
COMPASS MINERALS INTL INC    COM              20451N101   11,493   150,000 SH       DEFINED    1,2,3,4    150,000      0    0
CONTANGO OIL & GAS COMPANY   COM NEW          21075N204    7,925   158,000 SH       DEFINED    1,2,3,4    158,000      0    0
CVS CAREMARK CORPORATION     COM              126650100   15,735   500,000 SH       DEFINED    1,2,3,4    500,000      0    0
FIDELITY NATL INFORMATION SV COM              31620M106   46,121 1,700,000 SH       DEFINED    1,2,3,4  1,700,000      0    0
FIRST SOLAR INC              COM              336433107   27,999   190,018 SH       DEFINED    1,2,3,4    190,018      0    0
FISERV INC                   COM              337738108   60,548 1,125,000 SH       DEFINED    1,2,3,4  1,125,000      0    0
FISERV INC                   COM              337738108   10,764   200,000 SH  CALL DEFINED    1,2,3,4    200,000      0    0
GOOGLE INC                   CL A             38259P508   42,063    80,000 SH       DEFINED    1,2,3,4     80,000      0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106   22,145   710,000 SH       DEFINED    1,2,3,4    710,000      0    0
MASTERCARD INC               CL A             57636Q104   33,600   150,000 SH       DEFINED    1,2,3,4    150,000      0    0
MOVADO GROUP INC             COM              624580106    9,881   908,207 SH       DEFINED    1,2,3,4    908,207      0    0
MUELLER INDS INC             COM              624756102   26,490 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
NALCO HOLDING COMPANY        COM              62985Q101   73,013 2,896,200 SH       DEFINED    1,2,3,4  2,896,200      0    0
NEOSTEM INC                  COM NEW          640650305      406   200,000 SH  CALL DEFINED    1,2,3,4    200,000      0    0
NEOSTEM INC                  *W EXP 07/16/201 640650115       38   125,000 SH       DEFINED    1,2,3,4    125,000      0    0
NEW YORK & CO INC            COM              649295102    3,956 1,539,400 SH       DEFINED    1,2,3,4  1,539,400      0    0
NICHOLAS FINANCIAL INC       COM NEW          65373J209    9,523 1,036,220 SH       DEFINED    1,2,3,4  1,036,220      0    0
OFFICEMAX INC DEL            COM              67622P101    3,273   250,000 SH       DEFINED    1,2,3,4    250,000      0    0
ORIENTAL FINL GROUP INC      COM              68618W100   13,411 1,008,379 SH       DEFINED    1,2,3,4  1,008,379      0    0
POWER ONE INC NEW            COM              73930R102   24,412 2,685,600 SH       DEFINED    1,2,3,4  2,685,600      0    0
QUINSTREET INC               COM              74874Q100    4,198   280,034 SH       DEFINED    1,2,3,4    280,034      0    0
DONNELLEY R R & SONS CO      COM              257867101    8,105   477,904 SH       DEFINED    1,2,3,4    477,904      0    0
SMART TECHNOLOGIES INC       CL A SUB VTG S   83172R108    5,081   375,000 SH       DEFINED    1,2,3,4    375,000      0    0
STANLEY BLACK & DECKER INC   COM              854502101   42,896   700,000 SH       DEFINED    1,2,3,4    700,000      0    0
TECUMSEH PRODS CO            CL A             878895200    8,600   749,771 SH       DEFINED    1,2,3,4    749,771      0    0
TRADESTATION GROUP INC       COM              89267P105   18,750 2,849,615 SH       DEFINED    1,2,3,4  2,849,615      0    0
TRINA SOLAR LIMITED          SPON ADR         89628E104   12,374   410,000 SH       DEFINED    1,2,3,4    410,000      0    0
TUESDAY MORNING CORP         COM NEW          899035505    3,254   682,280 SH       DEFINED    1,2,3,4    682,280      0    0
TYCO ELECTRONICS LTD SWITZER SHS              H8912P106   59,173 2,025,100 SH       DEFINED    1,2,3,4  2,025,100      0    0
UNION PAC CORP               COM              907818108   69,530   850,000 SH       DEFINED    1,2,3,4    850,000      0    0
VISHAY PRECISION GROUP INC   COM              92835K103    7,302   467,786 SH       DEFINED    1,2,3,4    467,786      0    0
WASTE MGMT INC DEL           COM              94106L109   71,480 2,000,000 SH       DEFINED    1,2,3,4  2,000,000      0    0
WASTE MGMT INC DEL           COM              94106L109   35,740 1,000,000 SH  CALL DEFINED    1,2,3,4  1,000,000      0    0
WELLPOINT INC                COM              94973V107   48,144   850,000 SH       DEFINED    1,2,3,4    850,000      0    0
WET SEAL INC                 CL A             961840105    4,602 1,357,400 SH       DEFINED    1,2,3,4  1,357,400      0    0
YINGLI GREEN ENERGY HLDG CO  ADR              98584B103    4,484   324,000 SH       DEFINED    1,2,3,4    324,000      0    0


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